Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 257,755	$ 250,961
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 84,739	$ 77,236
% of total	33.00%	31.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 45,952	$ 46,315
% of total	18.00%	18.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 39,069	$ 38,808
% of total	15.00%	15.00%
Consumer [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 31,181	$ 31,556
% of total	12.00%	13.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 15,782	$ 16,314
% of total	6.00%	7.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 24,209	$ 23,823
% of total	9.00%	9.00%
Other [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 16,823	$ 16,909
% of total	7.00%	7.00%